Share based compensation - Number of shares warrants give right to for Plan 2022 (Details) - 2022 Plan							12 Months Ended
	Aug. 02, 2024 shares	Apr. 21, 2024 shares	Feb. 01, 2024 shares	Oct. 20, 2023 shares	Jun. 14, 2023 shares	Dec. 28, 2022 shares	Dec. 31, 2024 shares person	Dec. 31, 2023 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1							55,856
Granted	258,894	85,000	300,250	42,254	13,602		644,144	55,856
Forfeited							(42,375)
Exercised							(12,500)
Expired.							1,250
Outstanding as at December 31							643,875	55,856
Exercisable at December 31							376,186	10,564
Maximum Number Of Warrants Approved For Issuance						700,000
Maximum Number Of Warrant Holders | person							150
Warrant Maximum Term							10 years
Percentage Of Warrant Vesting At Grant Date							25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date							25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date							25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date							25
Director
Disclosure of terms and conditions of share based payment arrangement
Granted					13,602
Percentage Of Warrant Vesting At First Anniversary Of Grant Date					100